Average Annual Total Returns - Service - iShares S&P 500 Index Fund - Service Shares	Apr. 30, 2021
Average Annual Return:
1 Year	18.21%
5 Years	14.98%
10 Years	13.60%
After Taxes on Distributions
Average Annual Return:
1 Year	17.70%
5 Years	14.42%
10 Years	13.09%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	11.03%
5 Years	11.93%
10 Years	11.28%